Borrowings (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Borrowings Abstract
Trade receivables	90.00%
Trade settlement	10.00%
Leasehold land and buildings	$ 16,532,686	$ 17,105,459